Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	As of June 30,
	2020	2021
Deferred costs (1)	$709,293	$2,331,826
Deferred offering costs	409,743	1,197,177
Rental deposits	27,582	-
Other receivables	31,329	51,912
	1,177,947	3,580,915
Allowance for doubtful accounts (2)	-	(27,887)
	$1,177,947	$3,553,028

(1)

Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.

As of June 30, 2021, deferred costs primarily consisted of costs paid by the Company in advance to various vendors for the events and performances carried out subsequently in July and August 2021.

(2)	The Company recorded bad debt expenses of $nil, $nil, and $27,887 for other receivables for the years ended June 30, 2019, 2020, and 2021, respectively.